Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	¥ 5,127	¥ 6,014
Net actuarial gain (loss)	(9,602)	(18,091)
Net transition obligation	(140)	(194)
Total recognized in accumulated other comprehensive income (loss), pre-tax	(4,615)	(12,271)
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	1,074	361
Net actuarial gain (loss)	(26,674)	695
Net transition obligation	(19)	(22)
Total recognized in accumulated other comprehensive income (loss), pre-tax	¥ (25,619)	¥ 1,034